DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) gal	Dec. 31, 2018 USD ($) gal
Disclosure of detailed information about financial instruments [line items]
Premiums realized on written foreign exchange call options	$ (1,693)	$ (3,110)
Realized loss on warrants	88
Unrealized loss on warrants	(2,325)	452
Realized gain on currency and commodity derivatives	(450)	(2,790)
Unrealized (gain) loss on currency and commodity derivatives	(12,744)	11,513
(Gain) loss on derivative financial instruments	$ (17,124)	$ 6,065
Heating Oil Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments outstanding (in volume) | gal	12.0	12.0